Intangible Assets and Goodwill (Details Narrative)	3 Months Ended
Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated amortization	$ 736,000
Non-cash charge of impair the carrying value oftechnology related intangible	2,944,000
Loss on impairment	$ 12,564,000